Share-based compensation (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 28, 2016 employee shares	Mar. 30, 2011	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated compensation expense | $			$ 0	$ 0	$ 0
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total outstanding shares of the entity immediately follow the IPO that is authorized under equity incentive plan		2.50%
Options converted into liability award (in shares)	1,117,380
Number of employees affected by plan modification | employee	104
Share-based compensation expense | $			1,884	3,661	3,267
Related income tax (expense) benefit | $			(422)	(175)	151
Restricted Share Units | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of share units | $			$ 3,295	$ 3,214	$ 2,763
Grant (in shares)			35,000	520,393	497,960
Grant price (in dollars per share) | $ / shares			$ 8.00	$ 8.50	$ 9.20
Phantom RSU Award | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)			1,672,657
Grant price (in dollars per share) | $ / shares			$ 6.78
Allocated share-based compensation expense | $			$ 2,102
Phantom RSU Award Type One | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period			5 years
Grant (in shares)			465,202
Phantom RSU Award Type Two | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)			1,207,455
Second Anniversary of Grant Date | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			40.00%
Second Anniversary of Grant Date | Phantom RSU Award Type One | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			40.00%
Three Years Following The Grant Date | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Three Years Following The Grant Date | Phantom RSU Award Type One | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Third Anniversary of Grant Date | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Fourth Anniversary of Grant Date | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Fifth Anniversary of Grant Date | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Fifth Anniversary of Grant Date | Phantom RSU Award Type Two | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			100.00%
Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during the period			470,558	520,565	361,284
Number of shares issued during the period related to partial vesting				10,870
Class A | Partial Vesting 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares pending issuance in connection with partial vesting			3,154
Value of shares pending for issuance in connection with partial vesting | $			$ 18
Class A | Partial Vesting 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares pending issuance in connection with partial vesting			2,901
Value of shares pending for issuance in connection with partial vesting | $			$ 20
Common Stock | Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during the period			470,558	520,565	361,284
Accumulated compensation expense | $			$ 3,359	$ 3,113	$ 2,763